REVENUES, DEFERRED REVENUES AND DEFERRED COSTS	6 Months Ended
Jun. 30, 2020
Revenue Recognition and Deferred Revenue [Abstract]
REVENUES, DEFERRED REVENUES AND DEFERRED COSTS
NOTE 8:        REVENUES, DEFERRED REVENUES AND DEFERRED COSTS

Disaggregation of Revenue

The Company generates revenue from the sale of software products, hardware products, maintenance and support, and professional services. All revenue recognized in the consolidated statement of operations is considered to be revenue from contracts with customers. The following table sets for the disaggregated revenue by revenue type and is consistent with how the Company evaluates its performance obligations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2020	2019	2020
	(U.S. dollars in thousands)		(U.S. dollars in thousands)
Product
Software products	9,960	7,147	20,243	12,625
Hardware products	937	754	1,277	1,080
	$10,897	$7,901	$21,520	$13,705
Maintenance and professional services
Support and maintenance	11,305	12,315	21,674	24,703
Professional services	2,899	2,816	4,361	5,868
	$14,204	$15,131	$26,035	$30,571
Total revenue	$25,101	$23,032	$47,555	$44,276

Deferred revenue

	December 31,	June 30,
	2019	2020
	(U.S. $ in thousands)
Deferred revenues:
Deferred product revenues	$695	$166
Deferred maintenance and professional services revenues	56,900	48,928
	57,595	49,094
Less - amounts offset from accounts receivable	(22,032)	(8,543)
Deferred revenues	35,563	40,551
The change in deferred revenues:
Balance at beginning of year	56,629	57,595
Deferred revenue relating to new sales	40,225	16,644
Revenue recognition during the period	(39,259)	(25,145)
Balance at end of year	57,595	49,094
Less - amounts offset from accounts receivable	(22,032)	(8,543)
Deferred revenues	$35,563	$40,551

Remaining Performance Obligations

As of June 30, 2020, the Company’s total remaining performance obligations were approximately $54,740 thousand.

The Company expects that it will satisfy its remaining performance obligations over a period of three years during which, on June, 2020, an amount of $32,999 thousand will be recognized in the next twelve months, which constitutes 60% of total deferred revenues.

Assets Recognized from the Costs to Obtain a Contract with a Customer

The Company determined that certain costs related to its sales incentive programs meet the requirements to be capitalized and deferred. These assets are recorded as current and non-current assets. The Company amortizes these deferred costs over the benefit period, currently estimated to be four years. The Company considers the benefit period to exceed the initial contract term for certain costs because of anticipated renewals and because sales commission rates for renewal contracts are not commensurate with sales commissions for initial contracts.

	December 31,	June 30,
	2019	2020
	(U.S. $ in thousands)
Balance at beginning of year	$5,313	$5,962
Additional costs deferred	3,436	1,365
Amortization of deferred costs	(2,787)	(1,597)
Balance at end of year	$5,962	$5,730